Contributed Equity - Summary of Issued and Fully Paid Shares (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Beginning balance	$ 14,229	$ 12,875	$ 17,409
Ordinary shares issued			23
Ordinary shares issued for the acquisition of BHPP1	19,265
Transaction costs associated with the issue of shares	(5)
Ending balance	$ 37,127	$ 14,229	$ 12,875
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, shares	969,631,826	962,225,814	942,286,900
Beginning balance	$ 9,409	$ 9,297	$ 9,010
Transaction costs associated with the issue of shares	$ (5)
Ending balance, shares	1,898,749,771	969,631,826	962,225,814
Ending balance	$ 29,001	$ 9,409	$ 9,297
Ordinary shares [member] | BHP Petroleum International Pty Ltd [member]
Disclosure of classes of share capital [line items]
Number of shares issued, shares	914,768,948
Ordinary shares issued for the acquisition of BHPP1	$ 19,265
Ordinary shares [member] | 2021 dividend [member]
Disclosure of classes of share capital [line items]
Number of shares issued, shares	14,348,997	6,051,940
Ordinary shares issued	$ 332	$ 86
Ordinary shares [member] | 2020 dividend [member]
Disclosure of classes of share capital [line items]
Number of shares issued, shares		1,354,072	6,091,035
Ordinary shares issued		$ 26	$ 83
Ordinary shares [member] | 2019 dividend [member]
Disclosure of classes of share capital [line items]
Number of shares issued, shares			12,072,034
Ordinary shares issued			$ 181
Ordinary shares [member] | 2017 Woodside equity plan [member]
Disclosure of classes of share capital [line items]
Number of shares issued, shares			1,775,845
Ordinary shares issued			$ 23